Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Payment of administrative expenses	$ 201,000
Investments, at fair value	$ 26,554,054	$ 23,207,786
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	23,083	21,513
Investments, at fair value	$ 583,074	$ 1,102,533